UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-02527

DWS Money Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  7/31

Date of reporting period: 4/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2010 (Unaudited)

DWS Money Market Prime Series

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 13.6%
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.21%, 5/11/2010	15,000,000	15,000,000
0.28%, 6/25/2010	15,000,000	15,000,000
0.3%, 7/13/2010	11,000,000	11,000,000
BNP Paribas:
0.24%, 6/4/2010	30,000,000	30,000,000
0.28%, 5/19/2010	8,000,000	8,000,000
Credit Agricole SA, 0.35%, 8/2/2010	15,000,000	15,000,000
Credit Industriel et Commercial, 0.37%, 6/1/2010	19,500,000	19,500,084
DnB NOR Bank ASA:
0.28%, 5/20/2010	7,000,000	7,000,000
0.34%, 5/5/2010	15,500,000	15,500,000
European Investment Bank:
4.125%, 9/15/2010	8,458,000	8,578,588
4.625%, 9/15/2010	1,000,000	1,016,115
KBC Bank NV:
0.3%, 5/7/2010	20,000,000	20,000,000
0.3%, 5/17/2010	25,000,000	25,000,000
Mizuho Corporate Bank Ltd.:
0.22%, 5/21/2010	10,000,000	10,000,000
0.24%, 6/11/2010	30,000,000	30,000,000
Natixis, 0.43%, 8/17/2010	14,000,000	14,000,000
Nordea Bank Finland PLC, 0.75%, 9/23/2010	13,000,000	13,000,000
Royal Bank of Scotland NV, 0.25%, 6/25/2010	8,000,000	8,000,000
Skandinaviska Enskilda Banken AB:
0.28%, 5/24/2010	24,000,000	24,000,000
0.3%, 5/4/2010	9,000,000	9,000,000
Sumitomo Mitsui Banking Corp., 0.25%, 5/24/2010	22,000,000	22,000,000
Svenska Handelsbanken AB, 0.21%, 6/10/2010	25,000,000	25,000,139
Wal-Mart Stores, Inc., 5.321%, 6/1/2010	17,000,000	17,066,865

Total Certificates of Deposit and Bank Notes (Cost $362,661,791)		362,661,791
Commercial Paper 40.8%
Issued at Discount **
Allied Irish Banks North America, Inc., 144A, 0.6%, 6/25/2010	8,500,000	8,492,208
Amstel Funding Corp.:
0.35%, 6/7/2010	5,500,000	5,498,022
0.4%, 5/5/2010	21,500,000	21,499,044
Amsterdam Funding Corp., 144A, 0.32%, 7/20/2010	22,500,000	22,484,000
Anglo Irish Bank Corp., Ltd., 144A, 0.4%, 6/8/2010	22,000,000	21,990,479
Antalis US Funding Corp., 144A, 0.26%, 5/21/2010	14,000,000	13,997,978
Argento Variable Funding
144A, 0.32%, 7/1/2010	22,000,000	21,988,071
144A, 0.34%, 7/23/2010	6,500,000	6,494,905
144A, 0.39%, 8/24/2010	13,000,000	12,983,804
BPCE SA:
0.24%, 5/5/2010	24,250,000	24,249,353
0.24%, 5/10/2010	15,000,000	14,999,100
Caisse d'Amortissement de la Dette Sociale, 0.2%, 6/2/2010	14,000,000	13,997,511
Clipper Receivables Co., LLC, 0.2%, 5/7/2010	24,000,000	23,999,200
Coca-Cola Co., 0.25%, 8/16/2010	14,000,000	13,989,597
Danske Corp.:
144A, 0.2%, 5/4/2010	15,000,000	14,999,750
144A, 0.24%, 5/21/2010	9,600,000	9,598,720
Grampian Funding LLC, 144A, 0.26%, 5/18/2010	22,000,000	21,997,299
Hannover Funding Co., LLC:
0.4%, 6/4/2010	10,000,000	9,996,222
0.5%, 5/19/2010	9,500,000	9,497,625
0.5%, 5/24/2010	10,000,000	9,996,806
0.5%, 5/25/2010	8,000,000	7,997,333
Hewlett-Packard Co., 0.19%, 5/12/2010	13,500,000	13,499,216
International Business Machines Corp., 0.175%, 5/6/2010	3,035,000	3,034,926
Irish Life & Permanent Group Holdings PLC:
144A, 0.57%, 6/14/2010	16,800,000	16,788,296
144A, 0.57%, 6/15/2010	14,500,000	14,489,669
Johnson & Johnson, 144A, 0.22%, 7/12/2010	10,500,000	10,495,380
JPMorgan Chase & Co., 0.25%, 7/26/2010	14,000,000	13,991,639
KBC Financial Products International Ltd.:
144A, 0.32%, 5/10/2010	13,500,000	13,498,920
144A, 0.32%, 6/1/2010	10,000,000	9,997,244
144A, 0.33%, 6/14/2010	12,500,000	12,494,958
Kreditanstalt fuer Wiederaufbau, 0.18%, 5/21/2010	13,690,000	13,688,631
LMA Americas LLC, 144A, 0.25%, 5/17/2010	13,500,000	13,498,500
Nestle Finance International Ltd.:
0.26%, 7/13/2010	16,500,000	16,491,301
0.27%, 8/25/2010	14,000,000	13,987,820
Nieuw Amsterdam Receivables Corp.:
144A, 0.23%, 5/10/2010	20,000,000	19,998,850
144A, 0.23%, 5/14/2010	4,500,000	4,499,626
144A, 0.24%, 5/7/2010	20,000,000	19,999,200
144A, 0.24%, 5/11/2010	20,000,000	19,998,667
144A, 0.25%, 5/10/2010	5,000,000	4,999,688
NRW.Bank:
0.22%, 5/17/2010	8,500,000	8,499,169
0.22%, 5/25/2010	14,000,000	13,997,947
0.25%, 7/6/2010	22,000,000	21,989,917
0.4%, 9/14/2010	13,500,000	13,479,600
0.42%, 10/6/2010	12,500,000	12,476,958
0.45%, 7/8/2010	20,000,000	19,983,000
Procter & Gamble International Funding SCA, 144A, 0.2%, 5/14/2010	13,500,000	13,499,025
Romulus Funding Corp.:
144A, 0.28%, 5/21/2010	2,000,000	1,999,689
144A, 0.3%, 5/7/2010	6,000,000	5,999,700
144A, 0.3%, 6/1/2010	2,000,000	1,999,483
Salisbury Receivables Co., LLC, 144A, 0.2%, 5/5/2010	4,000,000	3,999,911
Scaldis Capital LLC:
0.26%, 6/9/2010	15,500,000	15,495,634
0.28%, 6/18/2010	20,000,000	19,992,533
Sheffield Receivables Corp., 144A, 0.22%, 6/3/2010	14,200,000	14,197,136
Societe de Prise de Participation de l'Etat, 144A, 0.2%, 5/18/2010	8,000,000	7,999,244
Societe Generale North America, Inc., 0.24%, 5/14/2010	9,000,000	8,999,220
Standard Chartered Bank, 0.34%, 7/1/2010	36,000,000	35,979,260
Starbird Funding Corp., 144A, 0.3%, 7/22/2010	12,000,000	11,991,800
Straight-A Funding LLC:
144A, 0.18%, 5/5/2010	15,500,000	15,499,690
144A, 0.19%, 5/19/2010	14,500,000	14,498,623
144A, 0.2%, 5/26/2010	14,000,000	13,998,056
144A, 0.2%, 6/2/2010	8,035,000	8,033,572
144A, 0.24%, 7/2/2010	14,325,000	14,319,079
144A, 0.25%, 7/6/2010	14,000,000	13,993,583
Swedbank AB:
144A, 0.86%, 6/3/2010	14,000,000	13,988,963
144A, 0.89%, 5/28/2010	14,000,000	13,990,655
144A, 0.99%, 5/12/2010	18,000,000	17,994,555
144A, 1.07%, 6/10/2010	17,000,000	16,979,789
144A, 1.09%, 6/14/2010	10,000,000	9,986,678
Sydney Capital Corp., 144A, 0.51%, 5/17/2010	4,100,000	4,099,071
Tasman Funding, Inc., 144A, 0.27%, 5/14/2010	26,500,000	26,497,416
Total Capital Canada Ltd., 144A, 0.2%, 5/20/2010	18,500,000	18,498,047
Total Capital SA, 144A, 0.23%, 6/28/2010	25,000,000	24,990,736
Toyota Credit de Puerto Rico, 0.27%, 5/24/2010	14,500,000	14,497,499
Toyota Motor Credit Corp.:
0.23%, 5/10/2010	14,000,000	13,999,195
0.28%, 5/27/2010	15,500,000	15,496,866
0.33%, 6/10/2010	8,000,000	7,997,067
0.35%, 6/24/2010	8,000,000	7,995,800
Victory Receivables Corp., 144A, 0.26%, 5/24/2010	12,000,000	11,998,007
Wal-Mart Stores, Inc., 0.18%, 5/5/2010	13,500,000	13,499,730

Total Commercial Paper (Cost $1,091,631,461)		1,091,631,461
Short Term Notes * 20.7%
ANZ National International Ltd., 144A, 0.404%, 10/19/2010	15,000,000	15,000,000
ASB Finance Ltd.:
144A, 0.38%, 12/3/2010	5,000,000	5,000,242
144A, 0.38%, 12/8/2010	13,500,000	13,501,588
Bank of America Corp., 0.42%, 8/13/2010	17,000,000	17,006,251
Bank of Nova Scotia, 0.27%, 11/23/2010	25,000,000	25,000,000
Barclays Bank PLC, 0.43%, 10/22/2010	25,000,000	25,000,000
Canadian Imperial Bank of Commerce:
0.2%, 8/25/2010	14,000,000	14,000,000
0.254%, 10/15/2010	14,000,000	14,000,000
0.28%, 7/26/2010	25,000,000	25,000,000
Commonwealth Bank of Australia:
144A, 0.272%, 1/3/2011	15,000,000	15,000,000
144A, 0.381%, 6/24/2010	30,000,000	30,000,000
Intesa Sanpaolo SpA:
0.315%, 9/24/2010	16,500,000	16,500,000
0.315%, 10/18/2010	13,000,000	12,999,074
JPMorgan Chase Bank NA, 0.264%, 5/31/2011	14,500,000	14,500,000
National Australia Bank Ltd.:
144A, 0.294%, 1/27/2011	10,000,000	10,000,000
0.4%, 7/12/2010	15,000,000	15,000,000
Natixis:
0.31%, 6/9/2010	14,000,000	14,000,000
0.33%, 5/5/2010	15,500,000	15,500,000
Procter & Gamble International Funding SCA, 0.258%, 5/7/2010	17,000,000	17,000,000
Rabobank Nederland NV:
0.248%, 11/22/2010	12,000,000	12,000,000
144A, 0.25%, 3/16/2011	12,000,000	12,000,000
0.25%, 3/11/2011	19,700,000	19,700,000
144A, 0.65%, 5/19/2010	18,000,000	18,004,207
144A, 0.791%, 4/7/2011	40,000,000	40,000,000
Royal Bank of Canada, 0.262%, 2/24/2011	6,000,000	6,000,000
Royal Bank of Scotland PLC, 0.3%, 5/21/2010	28,000,000	28,000,000
Toronto-Dominion Bank, 0.248%, 2/4/2011	15,000,000	15,000,000
Westpac Banking Corp.:
0.294%, 3/15/2011	4,500,000	4,499,190
0.3%, 1/10/2011	14,000,000	14,000,000
144A, 0.306%, 12/13/2010	28,000,000	28,000,000
0.341%, 7/6/2010	28,000,000	28,000,000
144A, 0.415%, 7/2/2010	15,000,000	15,000,000

Total Short Term Notes (Cost $554,210,552)		554,210,552
Supranational 1.1%
Inter-American Development Bank, 0.337% **, 8/16/2010	15,250,000	15,234,589
International Bank for Reconstruction & Development, 0.246% **, 6/28/2010	14,000,000	13,994,361

Total Supranational (Cost $29,228,950)		29,228,950
Government & Agency Obligations 11.1%
Other Government Related (a) 1.7%
General Electric Capital Corp., FDIC Guaranteed, 0.884% *, 12/9/2010	16,000,000	16,078,391
Queensland Treasury Corp., 0.271% *, 6/18/2010	29,500,000	29,500,000

		45,578,391
US Government Sponsored Agencies 7.4%
Federal Home Loan Bank:
0.27%, 10/29/2010	8,250,000	8,248,613
0.4%, 1/4/2011	7,000,000	6,999,269
0.5%, 10/18/2010	8,000,000	8,004,693
Federal Home Loan Mortgage Corp.:
0.198% **, 8/17/2010	10,000,000	9,994,000
0.238% **, 9/1/2010	13,958,000	13,946,554
0.279% **, 10/26/2010	14,500,000	14,479,926
0.329% **, 12/7/2010	8,000,000	7,983,867
0.378% **, 10/25/2010	8,000,000	7,985,053
0.407% **, 5/17/2010	15,000,000	14,997,133
Federal National Mortgage Association:
0.207% **, 7/1/2010	15,000,000	14,994,662
0.208% **, 8/2/2010	24,000,000	23,986,980
0.279% **, 11/1/2010	10,000,000	9,985,689
0.348% **, 10/1/2010	10,000,000	9,985,125
0.368% **, 12/1/2010	21,620,000	21,572,448
0.437% **, 6/1/2010	10,000,000	9,996,125
0.544% **, 8/5/2010	15,000,000	14,978,000

		198,138,137
US Treasury Obligations 2.0%
US Treasury Notes:
1.5%, 10/31/2010	10,000,000	10,056,956
2.375%, 8/31/2010	10,000,000	10,066,746
2.75%, 7/31/2010	17,000,000	17,102,824
4.5%, 11/15/2010	7,000,000	7,156,577
4.5%, 2/28/2011	7,500,000	7,755,499

		52,138,602

Total Government & Agency Obligations (Cost $295,855,130)		295,855,130
Repurchase Agreements 12.6%
BNP Paribas, 0.2%, dated 4/30/2010, to be repurchased at $87,343,962 on 5/3/2010 (b)	87,342,506	87,342,506
JPMorgan Securities, Inc., 0.19%, dated 4/30/2010, to be repurchased at $113,027,250 on 5/3/2010 (c)	113,025,460	113,025,460
Morgan Stanley & Co., Inc., 0.19%, dated 4/30/2010, to be repurchased at $69,142,095 on 5/3/2010 (d)	69,141,000	69,141,000
The Goldman Sachs & Co., 0.19%, dated 4/30/2010, to be repurchased at $67,001,061 on 5/3/2010 (e)	67,000,000	67,000,000

Total Repurchase Agreements (Cost $336,508,966)		336,508,966

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,670,096,850) †	99.9	2,670,096,850
Other Assets and Liabilities, Net	0.1	3,954,861

Net Assets	100.0	2,674,051,711

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of April 30, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $2,670,096,850.
(a)	Government-backed debt issued by financial companies or government sponsored enterprises.
(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
9,692,204	Federal Home Loan Mortgage Corp.	5.0-7.0	1/1/2036-2/1/2040	10,267,353
29,942,333	Federal National Mortgage Association	5.38-7.0	11/1/2020-8/1/2047	32,878,307
43,272,913	Government National Mortgage Association	5.0-7.5	2/15/2030-9/15/2042	45,943,697
Total Collateral Value				89,089,357

(c)	Collateralized by $113,080,778 Government National Mortgage Association, 4.5%, maturing on 6/15/2039 with a value of $115,289,380.
(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
31,296,595	Federal Home Loan Mortgage Corp.	5.0	4/1/2040	32,567,887
35,938,738	Federal National Mortgage Association	5.5	12/1/2035	38,132,243
Total Collateral Value				70,700,130

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
29,837,945	Federal Home Loan Mortgage Corp.	4.5-6.5	12/25/2024-5/15/2039	29,306,512
162,570,131	Federal National Mortgage Association	Zero Coupon-10.0	11/25/2032-5/25/2040	39,033,488
Total Collateral Value				68,340,000

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(f)	$—	$2,670,096,850	$—	$2,670,096,850
Total	$—	$2,670,096,850	$—	$2,670,096,850

(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Money Market Prime Series, a series of DWS Money Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Money Market Prime Series, a series of DWS Money Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 18, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 18, 2010